Term Borrowings - Schedule of Information Pertaining To Term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Debt Instrument [Line Items]
Term borrowings	$ 1,170,963	$ 1,218,097
Loans, net of unearned income	27,535,532 [1]	27,658,929	[1]	$ 19,589,520
Retail Real Estate Residential
Debt Instrument [Line Items]
Loans, net of unearned income	16,200	24,200
First Tennessee Bank National Association | Senior Notes | Maturity date – December 1, 2019 – 2.95%
Debt Instrument [Line Items]
Term borrowings	$ 395,872	396,105
Stated interest rate	2.95%
First Tennessee Bank National Association | Collateralized By Loans | 3.09% on December 31, 2018 and 1.89% on December 31, 2017
Debt Instrument [Line Items]
Term borrowings	$ 76,642	$ 65,356
Effective interest rate	3.09%	1.89%
First Tennessee Bank National Association | Collateralized By Loans | Other collateralized borrowings - SBA loans
Debt Instrument [Line Items]
Term borrowings	$ 16,607	$ 7,416
Debt, weighted average interest rate	3.95%	3.26%
First Tennessee Bank National Association | Federal Home Loan Bank Borrowings | Maturity date – August 2, 2018 – 0.00%
Debt Instrument [Line Items]
Term borrowings	$ 0	$ 100
Stated interest rate		0.00%
First Horizon National Corporation | Senior Notes | Maturity date – December 15, 2020 – 3.50%
Debt Instrument [Line Items]
Term borrowings	$ 486,739	$ 486,513
Stated interest rate	3.50%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - July 31, 2031 - 4.96% on December 31, 2017
Debt Instrument [Line Items]
Term borrowings	$ 0	$ 4,124
Stated interest rate		4.96%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - July 31, 2031 - 4.96% on December 31, 2017
Debt Instrument [Line Items]
Term borrowings	0	$ 5,155
Stated interest rate		4.96%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - December 30, 2032 - 5.04% on December 31, 2017
Debt Instrument [Line Items]
Term borrowings	0	$ 5,155
Stated interest rate		5.04%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - June 26, 2033 - 4.77% on December 31, 2017
Debt Instrument [Line Items]
Term borrowings	0	$ 10,310
Stated interest rate		4.77%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - October 8, 2033 - 4.21% on December 31, 2017
Debt Instrument [Line Items]
Term borrowings	0	$ 10,310
Stated interest rate		4.21%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - February 8, 2034 - 4.23% on December 31, 2017
Debt Instrument [Line Items]
Term borrowings	0	$ 10,310
Stated interest rate		4.23%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - June 28, 2035 - 4.47% on December 31, 2018 and 3.27% on December 31, 2017
Debt Instrument [Line Items]
Term borrowings	$ 2,730	$ 2,708
Stated interest rate	4.47%	3.27%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - December 15, 2035 - 4.16% on December 31, 2018 and 2.96% on December 31, 2017
Debt Instrument [Line Items]
Term borrowings	$ 17,456	$ 17,270
Stated interest rate	4.16%	2.96%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - March 15, 2036 - 4.19% on December 31, 2018 and 2.99% on December 31, 2017
Debt Instrument [Line Items]
Term borrowings	$ 8,757	$ 8,667
Stated interest rate	4.19%	2.99%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - March 15, 2036 - 4.33% on December 31, 2018 and 3.13% on December 31, 2017
Debt Instrument [Line Items]
Term borrowings	$ 11,587	$ 11,482
Stated interest rate	4.33%	3.13%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - June 30, 2036 - 4.12% on December 31, 2018 and 3.01% on December 31, 2017
Debt Instrument [Line Items]
Term borrowings	$ 25,931	$ 25,646
Stated interest rate	4.12%	3.01%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - July 7, 2036 - 3.99% on December 31, 2018 and 2.91% on December 31, 2017
Debt Instrument [Line Items]
Term borrowings	$ 17,803	$ 17,642
Stated interest rate	3.99%	2.91%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - June 15, 2037 - 4.44% on December 31, 2018 and 3.24% on December 31, 2017
Debt Instrument [Line Items]
Term borrowings	$ 50,278	$ 49,875
Stated interest rate	4.44%	3.24%
First Horizon National Corporation | Junior Subordinated Debt | Maturity date - September 6, 2037 - 4.17% on December 31, 2018 and 2.94% on December 31, 2017
Debt Instrument [Line Items]
Term borrowings	$ 8,713	$ 8,627
Stated interest rate	4.17%	2.94%
FT Real Estate Securities Company, Inc. | Cumulative Preferred Stock | Maturity date – March 31, 2031 – 9.50%
Debt Instrument [Line Items]
Term borrowings	$ 46,168	$ 46,100
Stated interest rate	9.50%
First Horizon ABS Trusts | Collateralized By Loans | Maturity date – October 25, 2034
Debt Instrument [Line Items]
Term borrowings	$ 2,981	$ 11,226
Effective interest rate	2.66%	1.72%
First Tennessee New Market Corporation Investments | Maturity date – October 25, 2018 – 4.97%
Debt Instrument [Line Items]
Term borrowings	$ 0	$ 7,301
Stated interest rate		4.97%
First Tennessee New Market Corporation Investments | Maturity date – February 1, 2033 – 4.97%
Debt Instrument [Line Items]
Term borrowings	0	$ 8,000
Stated interest rate		4.97%
First Tennessee New Market Corporation Investments | Maturity date – August 08, 2036 – 2.38%
Debt Instrument [Line Items]
Term borrowings	$ 2,699	$ 2,699
Stated interest rate	2.38%
Minimum | First Tennessee Bank National Association | Collateralized By Loans | Other collateralized borrowings - SBA loans
Debt Instrument [Line Items]
Debt term	4 years
Maximum | First Tennessee Bank National Association | Collateralized By Loans | Other collateralized borrowings - SBA loans
Debt Instrument [Line Items]
Debt term	26 years

[1]	December 31, 2018 and 2017 include $28.6 million and $22.7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.